NEVADA EAGLE RESOURCES LLC	12 Months Ended
Mar. 31, 2012
NEVADA EAGLE RESOURCES LLC [Text Block]

3. NEVADA EAGLE RESOURCES LLC

On April 23, 2010, Gryphon Gold sold its wholly owned subsidiary, Nevada Eagle Resources LLC to Fronteer Development (USA) Inc. (“Fronteer”) for $4,750,000 and recognized a gain of $664,952 on the sale. Fronteer paid $2,250,000 in cash and $2,500,000 by assuming Gryphon Gold's obligations under a convertible note. The convertible note had a face value of $2,500,000 and was due March 30, 2012. The note was uncollateralized and bore interest at 5%. Gryphon Gold retained the Copper Basin property located in Idaho.

Consolidated Statements of Operations of Discontinued Operations
Year Ended
March 31, 2011
Interest expense	$(29,244)
Gain of sale from discontinued operations	$664,952
Income from discontinued operations	$635,708

All assets and operations related to discontinued operations are located in the United States.